Fair Value (Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Investment securities valued at net asset value	¥ 8,400		¥ 14,098
Unfunded commitments related to investment securities valued at net asset value	4,324		5,407
Fair Value, Measurements, Nonrecurring [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Investment securities, Carrying value	32,400	[1]	5,185	[1]
Loans, Carrying value, Total	363,543		370,782
Loans, Loans held for sale, Carrying value	1,976		6,627
Loans, Collateral dependent loans, Carrying value	361,567		364,155
Premises and equipment, Carrying value	18,740		10,371
Intangible assets, Carrying value	34,729		32,833
Other assets, Carrying value, Total	476,484		165,919
Other assets, Investments in equity method investees, Carrying value	471,042	[1],[2]	159,644	[1]
Other assets, Other, Carrying value	5,442		6,275
Assets at fair value, Total	925,896		585,090
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	10,888		12,243
Loans, Collateral dependent loans, Carrying value	10,888		12,243
Other assets, Carrying value, Total	464,819		145,791
Other assets, Investments in equity method investees, Carrying value	464,819	[1]	145,791	[1]
Assets at fair value, Total	475,707		158,034
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	19,692		14,843
Loans, Loans held for sale, Carrying value	1,898		1,901
Loans, Collateral dependent loans, Carrying value	17,794		12,942
Assets at fair value, Total	19,692		14,843
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Investment securities, Carrying value	32,400	[1]	5,185	[1]
Loans, Carrying value, Total	332,963		343,696
Loans, Loans held for sale, Carrying value	78		4,726
Loans, Collateral dependent loans, Carrying value	332,885		338,970
Premises and equipment, Carrying value	18,740		10,371
Intangible assets, Carrying value	34,729		32,833
Other assets, Carrying value, Total	11,665		20,128
Other assets, Investments in equity method investees, Carrying value	6,223	[1]	13,853	[1]
Other assets, Other, Carrying value	5,442		6,275
Assets at fair value, Total	¥ 430,497		¥ 412,213

[1]	Includes investments valued at net asset value of ¥14,098 million and ¥8,400 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥4,324 million at March 31, 2011 and 2012, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.